Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Taxes
Summary of deferred tax asset and liability

The following table reconciles Vermilion’s deferred tax asset and liability:

	As at
	Dec 31, 2023	Dec 31, 2022
Deferred tax assets:
Non-capital losses	632,870	200,781
Derivative contracts	(89,619)	—
Other	(437)	39
Stock based compensation	6,757	—
Asset retirement obligations	77,292	5,818
Capital assets	(447,463)	(81,105)
Unrealized foreign exchange	2,651	—
Deferred tax assets	182,051	125,533
Deferred tax liabilities:
Derivative contracts	—	58,941
Asset retirement obligations	105,147	100,670
Capital assets	279,889	734,146
Stock based compensation	—	(5,805)
Other	6,275	(16,322)
Unrealized foreign exchange	—	(4,282)
Non-capital losses	(10,341)	(390,008)
Deferred tax liabilities	380,970	477,340

Summary of reconciliation of accounting profit multiplied by applicable tax rates

Income tax expense differs from the amount that would have been expected if the reported earnings had been subject only to the statutory Canadian income tax rate as follows:

	Year Ended
	Dec 31, 2023	Dec 31, 2022
(Loss) earnings before income taxes	(278,282)	2,051,099
Canadian corporate tax rate	24.35%	24.60%
Expected tax (recovery) expense	(67,762)	504,570
(Decrease) increase in taxes resulting from:
Petroleum resource rent tax rate (PRRT) differential (1)	(14,177)	13,729
Foreign tax rate differentials (2) (3)	33,404	101,701
Equity based compensation expense	(1,914)	(11,610)
Amended returns and changes to estimated tax pools and tax positions	(7,664)	(5,691)
Statutory rate changes and the estimated reversal rates on temporary differences (3)	(17,474)	14,274
Derecognition (recognition) of deferred tax assets	202,216	(118,304)
Non-taxable amounts related to business combinations	(172,692)	—
Windfall taxes (3)	78,426	222,859
Other non-deductible items	(73,058)	16,509
Provision for income taxes	(40,695)	738,037
(1)	In Australia, current taxes include both corporate income tax rates and PRRT. For both 2023 and 2022, corporate income tax rates were applied at a rate of 30% and PRRT was applied at a rate of 40%.
(2)	The applicable tax rates for 2023 were: 25.8% in France, 50.0% in the Netherlands, 31.2% in Germany, 25.0% in Ireland, and 21.0% in the United States (2022: 25.8% in France, 50.0% in the Netherlands, 31.3% in Germany, 25.0% in Ireland, and 21.0% in the United States).
(3)	On October 6, 2022 the Council of the European Union adopted a regulation that implemented a temporary windfall tax on the profits of oil and gas producers resident in the European Union. This windfall tax was referred to as a temporary solidarity contribution and was calculated on the amount by which the taxable profits for the elected years exceeded the greater of zero and 120% of the average taxable profits for the 2018 to 2021 period. The regulation required Member States to implement the temporary solidarity contribution at a minimum rate of 33% while providing Member States with the option to apply the temporary solidarity contribution to fiscal years beginning on or after January 1, 2022, January 1, 2023, or both. The temporary solidarity contribution does not apply to 2024 or later years and is considered a tax pursuant to IAS 12 “Income Taxes”.